SCHEDULE OF CATEGORIES OF ASSETS AND THEIR USEFUL LIVES (Details)	Jun. 30, 2026
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	40 years
Construction Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	5 years
Construction Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	10 years
Transportation Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	5 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	7 years
Computer And Information Technology Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	5 years
Computer And Information Technology Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	7 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimated Useful Life